UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc. (formerly Scudder International Fund, Inc.)

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Pacific Opportunities Equity Fund

(formerly Scudder Pacific Opportunities Fund)

	Shares	Value ($)

Common Stocks 97.3%
China 9.8%
China Construction Bank "H"*	6,641,000	2,615,205
China Life Insurance Co., Ltd. "H"*	2,657,000	2,699,985
China Telecom Corp., Ltd. "H"	5,479,000	2,076,646
PetroChina Co., Ltd. "H"	3,684,000	3,653,773
Sinopec Zhenhai Refining & Chemical Co., Ltd. "H"	1,371,000	1,858,545
ZTE Corp. "H"	192,000	766,910

(Cost $11,207,480)		13,671,064
Hong Kong 17.2%
BOC Hong Kong (Holdings) Ltd.	1,203,000	2,412,638
Cheung Kong (Holdings) Ltd.	323,000	3,470,890
China Mengniu Dairy Co., Ltd.	2,103,000	2,251,446
China Mobile (Hong Kong) Ltd.	289,000	1,408,236
CNOOC Ltd.	2,262,000	1,922,031
Dah Sing Banking Group Ltd.	886,000	1,719,754
Hang Seng Bank Ltd.	103,700	1,383,914
Hong Kong Exchanges & Clearing Ltd.	394,000	1,923,636
Hongkong Land Holdings Ltd.	391,000	1,287,719
Hutchison Whampoa Ltd.	191,200	1,956,150
Kerry Properties Ltd.	448,000	1,465,490
Shangri-La Asia Ltd.	400,000	651,254
Sun Hung Kai Properties Ltd. (REIT)	216,000	2,234,548

(Cost $21,534,416)		24,087,706
India 8.4%
Bajaj Hindusthan Ltd. (GDR) 144A*	50,000	406,000
Bharti Tele-Ventures Ltd.*	157,800	1,338,462
Gujarat Ambuja Cements Ltd.	476,775	957,332
Hindustan Lever Ltd.	273,000	1,202,437
Infosys Technologies Ltd.	20,950	1,370,237
ITC Ltd.	150,000	526,572
Larsen & Toubro Ltd.	19,900	993,173
National Thermal Power Corp., Ltd.	477,600	1,247,443
Reliance Capital Ventures Ltd.*	45,611	6,249
Reliance Communications Ventures*	45,611	186,015
Reliance Energy Ventures Ltd.*	45,611	35,088
Reliance Industries Ltd.	45,611	737,787
Reliance Natural Resources Ltd.*	45,611	3,365
State Bank of India	61,944	1,366,296
Suzlon Energy Ltd.*	1,976	51,947
Tata Consultancy Services Ltd.	36,216	1,371,489

(Cost $8,609,393)		11,799,892
Indonesia 0.8%
PT Matahari Putra Prima Tbk	4,405,000	437,209

PT United Tractors Tbk	1,647,000	672,335

(Cost $987,358)		1,109,544
Korea 27.6%
Amorepacific Corp.	4,800	1,706,733
Daewoo Engineering & Construction Co., Ltd.	96,000	1,298,709
Hyundai Motor Co.	38,400	3,471,187
Kookmin Bank	48,810	3,875,858
Korea Exchange Bank*	118,140	1,812,546
LG.Philips LCD Co., Ltd.*	24,900	1,134,458
NHN Corp.*	4,700	1,381,765
POSCO	13,960	3,190,981
Samsung Electronics Co., Ltd.	17,145	13,152,231
Samsung Fire & Marine Insurance Co., Ltd.	28,000	3,686,311
Samsung SDI Co., Ltd.	5,750	576,997
Seoul Semiconductor Co., Ltd.	25,400	926,844
Shinsegae Co., Ltd.	4,700	2,484,839

(Cost $23,297,281)		38,699,459
Malaysia 3.1%
Digi.com Bhd.*	972,000	2,047,325
IOI Corp. Bhd.	383,000	1,286,708
Tenaga Nasional Bhd.	358,000	1,013,121

(Cost $3,545,061)		4,347,154
Philippines 0.3%
Manila Water Co. (Cost $480,445)	4,054,000	490,356
Singapore 8.9%
Capitaland Ltd.	884,000	2,158,540
CapitaMall Trust	931,000	1,375,145
City Developments Ltd.	250,000	1,317,864
DBS Group Holdings Ltd.	126,000	1,278,111
Oversea-Chinese Banking Corp., Ltd.	292,600	1,226,773
SembCorp Marine Ltd.	753,000	1,381,122
Singapore Airlines Ltd.	105,000	919,355
Singapore Exchange Ltd.	881,000	1,711,603
SMRT Corp. Ltd.	1,457,000	1,041,993

(Cost $9,924,350)		12,410,506
Taiwan 19.4%
Asustek Computer, Inc.	421,000	1,386,232
AU Optronics Corp.	829,730	1,240,810
Catcher Technology Co., Ltd.	104,000	780,381
Cathay Financial Holding Co., Ltd.	1,261,000	2,350,513
Chungwha Telecom Co., Ltd.	1,275,000	2,267,878
High Tech Computer Corp.	159,000	3,425,157
Hon Hai Precision Industry Co., Ltd.	724,870	4,913,575
MediaTek, Inc.	107,800	1,088,308
Motech Industries, Inc.	72,000	1,352,808
Nan Ya Plastics Corp.	744,000	1,119,395
SinoPac Financial Holdings Co., Ltd.	2,021,000	1,056,323
Taiwan Green Point Enterprises Co., Ltd.	353,000	926,514
Taiwan Semiconductor Manufacturing Co., Ltd.	2,636,865	5,288,800

(Cost $22,124,244)		27,196,694
Thailand 1.8%
Airports of Thailand PCL (Foreign Registered)	583,000	771,243

Krungthai Card PCL (Foreign Registered)	278,400	161,620
PTT PCL (Foreign Registered)	178,800	1,203,329
The Siam Cement PCL (Foreign Registered)	59,000	409,196

(Cost $2,024,040)		2,545,388

Total Common Stocks (Cost $103,734,068)		136,357,763

Cash Equivalents 1.2%
United States
Cash Management QP Trust, 4.33% (a) (Cost $1,619,088)	1,619,088	1,619,088

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 105,353,156)	98.5	137,976,851
Other Assets and Liabilities, Net	1.5	2,166,802

Net Assets	100.0	140,143,653

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust

At January 31, 2006, the DWS Pacific Opportunities Equity Fund had the following sector diversification:

Sector		As a % of Common
	Market Value ($)	Stocks
Financials	44,597,531	32.7%
Information Technology	38,916,192	28.5%
Industrials	12,204,634	9.0%
Telecommunication Services	9,324,562	6.8%
Energy	8,692,990	6.4%
Consumer Staples	8,578,027	6.3%
Consumer Discretionary	5,800,460	4.3%
Materials	5,457,359	4.0%
Utilities	2,786,008	2.0%
Total	136,357,763	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Pacific Opportunities Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Pacific Opportunities Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006